Fair Value Measurements	12 Months Ended
Jul. 01, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurements
FAIR VALUE MEASUREMENTS
The Company categorizes its assets and liabilities, based on the priority of the inputs to the valuation technique, into a three-level fair value hierarchy as set forth below. The three levels of the hierarchy are defined as follows:
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 — Observable inputs other than quoted prices included in Level 1. Level 2 inputs include quoted prices for identical assets or liabilities in non-active markets, quoted prices for similar assets or liabilities in active markets, and inputs other than quoted prices that are observable for substantially the full term of the asset or liability.
Level 3 — Unobservable inputs reflecting management’s own assumptions about the input used in pricing the asset or liability.
The following table shows the fair value measurements of the Company’s financial assets and liabilities at July 1, 2017 and July 2, 2016:

	Level 1		Level 2		Level 3
	July 1, 2017	July 2, 2016	July 1, 2017	July 2, 2016	July 1, 2017	July 2, 2016
	(millions)
Assets:
Cash equivalents(1)	$760.0	$197.9	$226.0	$0.4	$—	$—
Short-term investments:
Time deposits(2)	—	—	0.6	0.6	—	—
Commercial paper(2)	—	—	68.8	54.8	—	—
Government securities - U.S.(2)	130.4	119.9	—	11.8	—	—
Corporate debt securities - U.S.(2)	—	—	116.2	161.4	—	—
Corporate debt securities - non U.S.(2)	—	—	92.6	111.5	—	—
Other	—	—	2.1	0.4	—	—
Long-term investments:
Corporate debt securities - U.S.(3)	—	—	46.9	64.2	—	—
Corporate debt securities - non U.S.(3)	—	—	28.2	33.9	—	—
Derivative Assets:
Inventory-related instruments(4)	—	—	3.5	0.2	—	—
Intercompany loan hedges(4)	—	—	—	0.4	—	—
Liabilities:
Contingent earnout obligation(5)	$—	$—	$—	$—	$—	$28.4
Derivative liabilities:
Inventory-related instruments(4)	—	—	1.0	11.0	—	—
Intercompany loan hedges(4)	—	—	0.7	0.1	—	—

(1)
Cash equivalents consist of money market funds and time deposits with maturities of three months or less at the date of purchase. Due to their short term maturity, management believes that their carrying value approximates fair value.

(2)	Short-term available-for-sale investments are recorded at fair value, which approximates their carrying value, and are primarily based upon quoted vendor or broker priced securities in active markets.

(3)	Fair value is primarily determined using vendor or broker priced securities in active markets. These securities have maturity dates between calendar years 2018 and 2019.

(4)
The fair value of these hedges is primarily based on the forward curves of the specific indices upon which settlement is based and includes an adjustment for the counterparty’s or Company’s credit risk.

(5)
As part of the purchase agreement for the Stuart Weitzman acquisition, the Company would be required to pay a potential earnout of $44.1 million if the Stuart Weitzman brand achieves certain revenue targets. As the Company does not expect to achieve these revenue targets, the Company recorded a reversal of an accrual of $35.2 million in SG&A, during the fourth quarter of fiscal 2017, as the payout is not expected.

Refer to Note 10, "Debt," for the fair value of the Company's outstanding debt instruments.

The following table presents a reconciliation of the liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended July 1, 2017 and July 2, 2016. Level 3 liabilities consisted of the contingent earnout obligation related to the Stuart Weitzman acquisition.

	July 1,	July 2,
	2017	2016
	(millions)
Beginning of year	$28.4	$19.4
Increase to contingent earnout obligation	6.8	9.0
Reversal of contingent earnout obligation	(35.2)	—
End of year	$—	$28.4

Non-Financial Assets and Liabilities
The Company’s non-financial instruments, which primarily consist of goodwill, intangible assets and property and equipment, are not required to be measured at fair value on a recurring basis and are reported at carrying value. However, on a periodic basis whenever events or changes in circumstances indicate that their carrying value may not be fully recoverable (and at least annually for goodwill and indefinite-lived intangible assets), non-financial instruments are assessed for impairment and, if applicable, written-down to and recorded at fair value, considering market participant assumptions. Refer to Note 7, "Acquisitions," for further discussion of the approaches used in valuing acquired assets and assumed liabilities.
The Company recorded $14.2 million of impairment charges in fiscal 2017 to reduce the carrying amount of certain store assets (primarily leasehold improvements at selected retail store locations) to their fair values of $3.1 million as of July 1, 2017. No material impairment charges were recorded in fiscal 2016 and fiscal 2015. The fair values of these assets were determined based on Level 3 measurements. Inputs to these fair value measurements included estimates of the amount and the timing of the stores' net future discounted cash flows based on historical experience, current trends, and market conditions.